SHARE PREMIUM ACCOUNT - Schedule of Share Premium Account (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure For Share Premium Account Explanatory [Abstract]
At 1 January and 31 December	£ 600	£ 600	£ 600